Taxes - Reconciliation of Swedish Income Tax Rate with Effective Tax Rate (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Calculated tax expense at Swedish tax rate of 20.6%	kr 4,804	kr (5,070)	kr (6,025)
Effect of foreign tax rates	(884)	(605)	(324)
Current income taxes related to prior years	118	253	(337)
Remeasurement of tax loss carry-forwards	(28)	(49)	(175)
Remeasurement of deductible temporary differences	394	15	220
Withholding tax expense	(217)	0	0
Recognition of previously expensed withholding tax	0	411	969
Tax effect of non-deductible expenses	(7,311)	(760)	(975)
Tax effect of non-taxable income	335	327	392
Tax effect of changes in tax rates	4	(19)	(15)
Income tax expense	kr (2,785)	kr (5,497)	kr (6,270)
Effective tax rate	(11.90%)	22.30%	21.40%